INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Feb. 28, 2017
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets, net, consisted of the following:

	As of	As of
	February 29,	February 28,
	2016	2017

Trade name and domain names	$10,656,322	$23,873,013
Copyrights	1,648,532	1,648,532
Student and user base	4,961,472	10,361,994
Technology	1,523,833	3,179,688
Partnership agreement	349,783	349,783
Non-compete agreements	49,846	306,268
Education licenses	297,861	297,861
Customer relationship	426,839	4,130,543
Concession	404,523	404,523
School cooperation agreements	-	3,419,696
Teaching materials	-	516,544
Total cost of intangible assets	20,319,011	48,488,445
Less: accumulated amortization	(5,153,133)	(9,780,439)
Add: foreign exchange difference	28,543	(741,198)
	$15,194,421	$37,966,808